Consolidated Statements of Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 3,202,609	$ 6,897,199
Operating costs & expenses
Cost of goods sold & services	2,579,523	3,571,693
Gross profit	623,086	3,325,506
Other operating costs & expenses
Product support	25,212	47,857
Depreciation and amortization	2,226,940	1,159,654
Research and development	5,044,613	5,535,212
General and administrative	5,884,504	6,982,606
Total operating costs & expenses	13,181,269	13,725,329
Loss from operations	(12,558,183)	(10,399,823)
Other income/(expense)
Interest income	293,816	825,944
Financing costs	(154,800)	0
Research and development tax incentive income	2,826,244	2,802,697
Exchange (loss)/gain	(167,952)	550,251
Other	2,122,851	57,167
Total other income	4,920,159	4,236,059
Net loss before tax	(7,638,024)	(6,163,764)
Income tax benefit	0	1,317,479
Net loss	$ (7,638,024)	$ (4,846,285)
Loss per share
Basic net loss per share (in AUD per share)	$ (0.04)	$ (0.03)
Average weighted number of shares - basic (in shares)	177,574,046	177,481,639
Diluted net loss per share (in AUD per share)	$ (0.04)	$ (0.03)
Average weighted number of shares - diluted (in shares)	177,574,046	177,481,639
Other comprehensive gain/(loss), net of tax:
Foreign currency translation reserve	$ 48,671	$ (15,571)
Reclassification for gain/(loss) realized in net income	0	0
Other comprehensive income/(loss)	48,671	(15,571)
Comprehensive loss	(7,589,353)	(4,861,856)
Product [Member]
Revenue
Total revenue	2,565,747	4,863,347
Operating costs & expenses
Cost of goods sold & services	1,715,538	2,866,081
Service [Member]
Revenue
Total revenue	636,862	2,033,852
Operating costs & expenses
Cost of goods sold & services	$ 863,985	$ 705,612